Short-term Borrowings - Additional Information (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)
Short Term Debt [Line Items]
Proceeds from short-term borrowings		¥ 185,983,000	$ 26,965,000	¥ 253,700,000		¥ 764,143,000
Repayment of short-term borrowings		156,970,000	$ 22,759,000	560,972,000		595,094,000
Remaining balance of loan agreements		¥ 123,983,000		¥ 94,999,000				$ 17,976,000
Weighted average interest rate		4.54%	4.54%	6.08%	6.08%
Debt instrument, covenant compliance		The Group is subject to certain financial covenants under its credit facilities agreements and the Group was in compliance with all of its debt covenants as of December 31, 2021 and 2022.	The Group is subject to certain financial covenants under its credit facilities agreements and the Group was in compliance with all of its debt covenants as of December 31, 2021 and 2022.	The Group is subject to certain financial covenants under its credit facilities agreements and the Group was in compliance with all of its debt covenants as of December 31, 2021 and 2022.	The Group is subject to certain financial covenants under its credit facilities agreements and the Group was in compliance with all of its debt covenants as of December 31, 2021 and 2022.
Bank Borrowings
Short Term Debt [Line Items]
Proceeds from short-term borrowings				¥ 56,700,000		153,000,000
Repayment of short-term borrowings		¥ 14,250,000		155,450,000		¥ 70,000,000
Remaining balance of loan agreements		0		¥ 14,250,000
Debt instrument, term				1 year	1 year
Weighted average interest rate				5.09%	5.09%	5.29%	5.29%
US$ Denominated Loan
Short Term Debt [Line Items]
Debt instrument, term	2 years
Proceeds from long-term borrowings | $	$ 10,000,000
Debt instrument, interest rate	9.00%
Repayment of loan		30,270,000	$ 4,583,000	¥ 32,230,000	$ 5,000,000	¥ 2,719,000	$ 417,000
Credit Facility Agreements
Short Term Debt [Line Items]
Proceeds from short-term borrowings		185,983,000		197,000,000		¥ 610,683,000
Repayment of short-term borrowings		112,000,000		373,292,000
Remaining balance of loan agreements		¥ 123,983,000		¥ 50,000,000
Weighted average interest rate		4.60%	4.60%	5.09%	5.09%	6.26%	6.26%
Revolving Credit Facility
Short Term Debt [Line Items]
Debt instrument, term		1 year	1 year	1 year	1 year
Maximum | Revolving Credit Facility
Short Term Debt [Line Items]
Unused revolving credit facilities		¥ 286,017,000		¥ 150,000,000